[LOGO] SUN LIFE                                      One Sun Life Executive Park
       OF CANADA (U.S.)                              Wellesley Hills, MA  02481

                                                     Tel: (781) 237-6030


                                                 May 2, 2000


Via Edgar Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


    Re: Sun Life of Canada (U.S.) Variable Account G of Sun Life Assurance
        Company of Canada (U.S.) File No. 333-13087

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Sun Life Assurance Company of Canada (U.S.), on behalf of Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), certifies that (1) the form of the prospectus which would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment (Post-Effective Amendment No. 6, filed on April 28, 2000) to the registration statement of the Variable Account, which became effective on May 1, 2000; and
(2) the text of the most recent amendment to the registration statement has been filed electronically.

     Please contact me at (781) 431-4925 if you have any questions.

                                    Very truly yours,

                                    /s/ Roy P. Creedon
                                    Roy P. Creedon
                                    Assistant Vice President and Senior Counsel